Debt (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Interest expense excluding amortization of debt issue costs
Interest expense	$ 2,968	$ 2,835	$ 5,901	$ 5,638
Conversion value in excess of principal amount (in thousands)			$ 265,448
Derivative transactions entered into in connection with the convertible notes			None
Senior Subordinated Notes [Member]
Interest expense excluding amortization of debt issue costs
Remaining period over which discount will be amortized	1.0		1.0
Conversion price	$ 31.75		$ 31.75
Number of shares to be delivered upon conversion			3,321,836